SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is June 1, 2019.

For the MFS® Funds below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND
MFS® GROWTH ALLOCATION FUND MFS® INTERNATIONAL DIVERSIFICATIONSM FUND MFS® INTERNATIONAL GROWTH FUND MFS® INTERNATIONAL INTRINSIC VALUE FUND MFS® MANAGED WEALTH FUND MFS® MODERATE ALLOCATION FUND

Effective June 1, 2019, MFS International Value Fund changed its name to MFS International Intrinsic Value Fund; therefore, all references to MFS International Value Fund are hereby replaced with references to MFS International Intrinsic Value Fund.

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